                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Highland Management Partners VI, Inc.
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   Address:      92 Hayden Avenue
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                 Lexington, Massachusetts 02421
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Form 13F File Number: 028-13454
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Barry
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Title:   Chief Financial Officer
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Phone:   781-861-5500
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Signature, Place, and Date of Signing:


         /s/ Kathy Barry             Lexington, MA     November 13, 2009
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           [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 2
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Form 13F Information Table Value Total: $34,987
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

       Column 1             Column 2    Column 3  Column 4        Column 5        Column 6  Column 7            Column 8
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                                                   Value   Shrs or Prn Sh/  Put/ Investment  Other         Voting Authority
    Name of Issuer       Title of Class   CUSIP   (x$1000)     Amt     Prn  Call Discretion Managers    Sole     Shared    Other
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HELICOS BIOSCIENCES CORP COM            42326R109   33,895  11,851,392 SH        DEFINED      N/A    11,851,392
ACME PACKET INC          COM            004764106    1,092     109,091 SH        DEFINED      N/A    109,091